UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02380

The Cash Management Trust of America
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

The Cash Management Trust of America®
Investment portfolio

December 31, 2006

unaudited

Short-term securities — 101.19%	Yield at acquisition	Principal amount (000)	Market value (000)

COMMERCIAL PAPER — 79.02%
3M Co. January 29, 2007	5.22%	$40,000	$39,833
3M Co. January 30, 2007	5.22	45,100	44,905
Abbey National N.A. LLC January 08, 2007	5.28	50,000	49,941
Abbey National N.A. LLC February 14, 2007	5.28	50,000	49,687
Abbott Laboratories January 18, 2007[1]	5.27	47,400	47,276
Abbott Laboratories January 25, 2007[1]	5.25	36,800	36,666
Abbott Laboratories January 30, 2007[1]	5.24	20,000	19,913
Abbott Laboratories February 06, 2007[1]	5.24	92,200	91,710
Abbott Laboratories February 13, 2007[1]	5.23	25,000	24,834
Abbott Laboratories February 14, 2007[1]	5.26	50,000	49,687
Abbott Laboratories February 20, 2007[1]	5.27	37,000	36,726
AIG Funding, Inc. January 17, 2007	5.26	25,000	24,938
AIG Funding, Inc. January 19, 2007	5.25	75,000	74,793
Allied Irish Banks N.A. Inc. January 16, 2007[1]	5.28	50,000	49,883
Allied Irish Banks N.A. Inc. January 29, 2007[1]	5.28	50,000	49,789
American Express Credit Corp. January 12, 2007	5.23	75,000	74,870
American Express Credit Corp. January 22, 2007	5.27	50,000	49,840
American General Finance Corp. February 06, 2007	5.28	50,000	49,734
American Honda Finance Corp. January 05, 2007	5.25	60,000	59,956
American Honda Finance Corp. January 11, 2007	5.26	50,000	49,921
American Honda Finance Corp. January 26, 2007	5.27	33,700	33,572
American Honda Finance Corp. February 08, 2007	5.28	39,500	39,285
Amsterdam Funding Corp. January 03, 2007[1]	5.29	41,900	41,882
Amsterdam Funding Corp. January 12, 2007[1]	5.30	50,000	49,912
Amsterdam Funding Corp. January 24, 2007[1]	5.28	40,000	39,860
Amsterdam Funding Corp. January 25, 2007[1]	5.32	13,861	13,810
Amsterdam Funding Corp. February 09, 2007[1]	5.29	110,000	109,375
Amsterdam Funding Corp. February 13, 2007[1]	5.29	26,000	25,833
ANZ National (International) Ltd. January 09, 2007[1]	5.29	50,000	49,935
ANZ National (International) Ltd. February 08, 2007[1]	5.27	50,000	49,729
Atlantic Industries February 20, 2007[1]	5.26	30,000	29,769
Bank of America Corp. January 04, 2007	5.29	35,000	34,980
Bank of America Corp. January 12, 2007	5.30	30,000	29,948
Bank of America Corp. January 19, 2007	5.29	35,000	34,903
Bank of America Corp. February 02, 2007	5.29	75,000	74,653
Bank of America Corp. February 14, 2007	5.29	25,000	24,843
Bank of America Corp. February 15, 2007	5.29	50,000	49,678
Bank of America Corp. February 20, 2007	5.30	50,000	49,631
Bank of Ireland February 02, 2007[1]	5.29	49,850	49,595
Bank of Montreal January 09, 2007	5.26	50,000	49,935
Bank of Nova Scotia January 04, 2007	5.28	50,000	49,971
Bank of Nova Scotia January 18, 2007	5.28	50,000	49,875
Barclays U.S. Funding Corp. February 02, 2007	5.28	50,000	49,760
Barclays U.S. Funding Corp. February 12, 2007	5.26	25,000	24,844
Barclays U.S. Funding Corp. February 14, 2007	5.28	75,000	74,530
Barclays U.S. Funding Corp. February 27, 2007	5.28	50,000	49,585
Barton Capital LLC January 05, 2007[1]	5.30	23,976	23,958
Barton Capital LLC January 16, 2007[1]	5.31	50,000	49,883
BASF AG January 09, 2007[1]	5.29	50,000	49,935
BASF AG January 16, 2007[1]	5.27	50,000	49,883
Becton, Dickinson and Co. February 08, 2007	5.25	20,000	19,887
BMW U.S. Capital LLC January 04, 2007[1]	5.25	50,000	49,971
BNP Paribas Finance Inc. January 10, 2007	5.29	50,000	49,928
CAFCO, LLC January 08, 2007[1]	5.30	50,000	49,942
CAFCO, LLC January 09, 2007[1]	5.31	9,900	9,887
CAFCO, LLC January 12, 2007[1]	5.30	22,200	22,161
CAFCO, LLC January 22, 2007[1]	5.31	26,321	26,239
CAFCO, LLC February 02, 2007[1]	5.29	40,000	39,807
Calyon North America Inc. January 08, 2007	5.27	50,000	49,943
Calyon North America Inc. January 17, 2007	5.29	125,000	124,706
Canadian Imperial Holdings Inc. February 09, 2007	5.28	50,000	49,707
Caterpillar Financial Services Corp. January 05, 2007	5.25	25,000	24,982
Caterpillar Financial Services Corp. January 22, 2007	5.24	60,000	59,809
CBA (Delaware) Finance Inc. February 16, 2007	5.29	67,900	67,455
CBA (Delaware) Finance Inc. February 21, 2007	5.29	50,000	49,621
Chevron Funding Corp. January 10, 2007	5.25	50,000	49,927
Chevron Funding Corp. January 24, 2007	5.26	75,000	74,738
Ciesco LLC January 04, 2007[1]	5.29	75,000	74,956
Ciesco LLC January 08, 2007[1]	5.30	45,000	44,947
Ciesco LLC February 15, 2007[1]	5.28	50,000	49,678
CIT Group, Inc. January 03, 2007[1]	5.30	70,000	69,971
CIT Group, Inc. January 08, 2007[1]	5.30	25,000	24,971
CIT Group, Inc. January 10, 2007[1]	5.29	60,000	59,912
CIT Group, Inc. January 12, 2007[1]	5.30	43,000	42,925
CIT Group, Inc. January 23, 2007[1]	5.30	50,000	49,834
Clipper Receivables Co., LLC January 05, 2007[1]	5.28	35,000	34,975
Clipper Receivables Co., LLC January 16, 2007[1]	5.28	50,000	49,884
Clipper Receivables Co., LLC January 19, 2007[1]	5.30	51,700	51,556
Clipper Receivables Co., LLC January 25, 2007[1]	5.31	50,000	49,817
Clipper Receivables Co., LLC January 26, 2007[1]	5.31	40,000	39,847
Clipper Receivables Co., LLC January 30, 2007[1]	5.29	50,000	49,781
Clipper Receivables Co., LLC February 05, 2007[1]	5.31	50,000	49,736
Coca-Cola Co. January 08, 2007[1]	5.23	20,000	19,977
Coca-Cola Co. January 19, 2007[1]	5.22	30,000	29,918
Coca-Cola Co. February 21, 2007[1]	5.23	50,000	49,643
Concentrate Manufacturing Co. of Ireland January 08, 2007[1]	5.22	5,800	5,793
Concentrate Manufacturing Co. of Ireland January 12, 2007[1]	5.27	35,900	35,837
DaimlerChrysler Revolving Auto Conduit LLC January 03, 2007	5.31	25,000	24,990
DaimlerChrysler Revolving Auto Conduit LLC January 11, 2007	5.31	25,000	24,960
Danske Corp. January 24, 2007[1]	5.29	75,000	74,750
Danske Corp. January 31, 2007[1]	5.29	75,000	74,676
Danske Corp. February 07, 2007[1]	5.28	50,000	49,737
Depfa Bank PLC January 26, 2007[1]	5.30	50,000	49,810
Depfa Bank PLC February 06, 2007[1]	5.29	50,000	49,735
Dexia Delaware LLC January 11, 2007	5.28	50,000	49,921
Dexia Delaware LLC February 01, 2007	5.28	75,000	74,650
Dexia Delaware LLC February 06, 2007	5.28	50,000	49,735
Emerson Electric Co. January 25, 2007[1]	5.27	20,000	19,927
Estée Lauder Companies Inc. January 10, 2007[1]	5.31	20,000	19,971
Export Development Canada January 02, 2007	5.19	50,000	49,986
Export Development Canada January 11, 2007	5.20	100,000	99,842
FCAR Owner Trust I January 09, 2007	5.31	25,000	24,967
FCAR Owner Trust I January 16, 2007	5.32	25,000	24,941
FCAR Owner Trust I January 25, 2007	5.29	75,000	74,726
General Electric Capital Corp. February 05, 2007	5.28	30,000	29,845
General Electric Capital Corp. February 09, 2007	5.29	55,700	55,375
General Electric Capital Corp. February 27, 2007	5.28	50,000	49,579
General Electric Capital Services, Inc. January 19, 2007	5.29	50,000	49,868
General Electric Capital Services, Inc. January 23, 2007	5.30	18,900	18,838
General Electric Capital Services, Inc. January 24, 2007	5.27	57,400	57,199
Harley-Davidson Funding Corp. January 18, 2007[1]	5.26	10,000	9,974
Harley-Davidson Funding Corp. January 23, 2007[1]	5.25	15,000	14,950
Harley-Davidson Funding Corp. February 21, 2007[1]	5.27	10,900	10,822
Harvard University February 06, 2007	5.23	31,000	30,827
Hershey Co. January 12, 2007[1]	5.23	20,000	19,965
Hershey Co. February 09, 2007[1]	5.26	25,000	24,855
HSBC Finance Corp. January 26, 2007	5.24	50,000	49,812
HSBC Finance Corp. March 02, 2007	5.29	50,000	49,568
HSBC USA Inc. January 08, 2007	5.30	50,000	49,942
HSBC USA Inc. January 09, 2007	5.30	40,000	39,948
IBM Capital Inc. January 25, 2007[1]	5.26	35,000	34,873
IBM Corp. January 05, 2007[1]	5.22	50,000	49,964
IBM Corp. January 31, 2007[1]	5.23	50,000	49,776
IBM Corp. February 12, 2007[1]	5.27	50,000	49,687
ING (U.S.) Funding LLC January 04, 2007	5.29	25,000	24,986
ING (U.S.) Funding LLC January 16, 2007	5.29	30,000	29,930
ING (U.S.) Funding LLC January 23, 2007	5.29	80,000	79,731
ING (U.S.) Funding LLC February 08, 2007	5.29	50,000	49,716
International Lease Finance Corp. February 08, 2007	5.27	25,000	24,865
International Lease Finance Corp. March 01, 2007	5.26	25,000	24,789
Johnson & Johnson January 12, 2007[1]	5.22	20,000	19,965
Johnson & Johnson January 18, 2007[1]	5.21	60,000	59,844
Johnson & Johnson January 19, 2007[1]	5.21	36,400	36,300
Johnson & Johnson January 23, 2007[1]	5.22	35,000	34,884
Jupiter Securitization Co., LLC January 12, 2007[1]	5.30	20,000	19,965
Jupiter Securitization Co., LLC January 17, 2007[1]	5.30	25,000	24,938
Jupiter Securitization Co., LLC January 19, 2007[1]	5.30	75,669	75,459
Jupiter Securitization Co., LLC January 23, 2007[1]	5.30	40,000	39,865
Jupiter Securitization Co., LLC February 07, 2007[1]	5.29	50,000	49,733
KfW International Finance Inc. January 29, 2007[1]	5.25	50,000	49,792
KfW International Finance Inc. February 13, 2007[1]	5.24	50,000	49,684
KfW International Finance Inc. February 15, 2007[1]	5.24	50,000	49,680
Kimberly-Clark Worldwide Inc. January 29, 2007[1]	5.27	30,800	30,670
Liberty Street Funding Corp. January 04, 2007[1]	5.29	25,000	24,985
Liberty Street Funding Corp. January 05, 2007[1]	5.29	25,000	24,982
Liberty Street Funding Corp. January 11, 2007[1]	5.30	15,000	14,976
Liberty Street Funding Corp. January 26, 2007[1]	5.30	50,000	49,809
Mont Blanc Capital Corp. January 04, 2007[1]	5.31	25,000	24,985
Nestlé Capital Corp. January 19, 2007[1]	5.25	29,520	29,439
Nestlé Capital Corp. February 05, 2007[1]	5.26	50,000	49,742
Nestlé Capital Corp. February 08, 2007[1]	5.27	39,400	39,187
NetJets Inc. January 05, 2007[1]	5.23	25,000	24,982
NetJets Inc. January 25, 2007[1]	5.24	31,700	31,585
Old Line Funding, LLC January 12, 2007[1]	5.30	50,000	49,913
Old Line Funding, LLC January 16, 2007[1]	5.29	40,000	39,906
Old Line Funding, LLC January 26, 2007[1]	5.32	50,000	49,809
Park Avenue Receivables Co., LLC January 08, 2007[1]	5.31	23,000	22,973
Park Avenue Receivables Co., LLC January 11, 2007[1]	5.30	69,900	69,788
Pfizer Investment Capital PLC February 08, 2007[1]	5.24	50,000	49,718
Private Export Funding Corp. January 11, 2007[1]	5.27	30,000	29,952
Private Export Funding Corp. January 16, 2007[1]	5.25	26,000	25,940
Procter & Gamble Co. January 03, 2007[1]	5.26	45,000	44,980
Procter & Gamble Co. January 05, 2007[1]	5.26	31,800	31,777
Procter & Gamble Co. January 08, 2007[1]	5.27	50,000	49,942
Procter & Gamble Co. January 10, 2007[1]	5.27	20,000	19,971
Procter & Gamble Co. January 11, 2007[1]	5.28	50,000	49,920
Procter & Gamble Co. January 12, 2007[1]	5.28	40,000	39,930
Procter & Gamble Co. January 17, 2007[1]	5.28	49,900	49,776
Procter & Gamble Co. January 26, 2007[1]	5.27	30,000	29,886
Ranger Funding Co. LLC March 01, 2007[1]	5.30	25,000	24,773
Royal Bank of Canada February 02, 2007	5.29	66,800	66,493
Royal Bank of Canada February 05, 2007	5.30	25,300	25,169
Scripps (E.W.) Co. January 11, 2007[1]	5.29	21,600	21,565
Sheffield Receivables Corp. January 23, 2007[1]	5.30	50,000	49,832
Siemens Capital Co. LLC January 31, 2007	5.27	50,000	49,761
Société Générale North America, Inc. February 01, 2007	5.26	50,000	49,782
Société Générale North America, Inc. February 07, 2007	5.28	50,000	49,737
Société Générale North America, Inc. February 12, 2007	5.27	75,000	74,539
Stadshypotek Delaware Inc. January 16, 2007[1]	5.29	20,000	19,954
Svenska Handelsbanken Inc. January 16, 2007	5.29	100,000	99,770
Swedbank Mortgage AB February 01, 2007	5.30	85,000	84,619
Swedish Export Credit Corp. January 10, 2007	5.26	50,000	49,928
Swedish Export Credit Corp. January 22, 2007	5.29	25,000	24,920
Three Pillars Funding, LLC January 02, 2007[1]	5.30	77,248	77,225
Three Pillars Funding, LLC January 05, 2007[1]	5.30	40,000	39,971
Three Pillars Funding, LLC January 16, 2007[1]	5.31	50,000	49,882
Three Pillars Funding, LLC January 19, 2007[1]	5.33	30,000	29,916
Three Pillars Funding, LLC January 24, 2007[1]	5.34	50,000	49,823
Thunder Bay Funding, LLC February 07, 2007[1]	5.30	35,000	34,805
Toronto-Dominion Holdings USA Inc. January 18, 2007[1]	5.28	50,000	49,875
Toronto-Dominion Holdings USA Inc. February 01, 2007[1]	5.28	75,000	74,666
Toyota Credit de Puerto Rico Corp. February 07, 2007	5.28	50,000	49,736
Toyota Motor Credit Corp. January 17, 2007	5.29	30,000	29,929
Toyota Motor Credit Corp. January 30, 2007	5.29	50,000	49,785
Triple-A One Funding Corp. January 12, 2007[1]	5.29	27,300	27,252
UBS Finance (Delaware) LLC January 08, 2007	5.29	50,000	49,943
UBS Finance (Delaware) LLC January 09, 2007	5.29	50,000	49,935
UBS Finance (Delaware) LLC January 16, 2007	5.30	50,000	49,885
UBS Finance (Delaware) LLC February 05, 2007	5.28	50,000	49,742
United Parcel Service Inc. January 30, 2007	5.23	48,000	47,792
Variable Funding Capital Corp. January 03, 2007[1]	5.29	65,300	65,271
Variable Funding Capital Corp. January 04, 2007[1]	5.28	47,750	47,722
Variable Funding Capital Corp. January 05, 2007[1]	5.28	50,000	49,965
Variable Funding Capital Corp. January 10, 2007[1]	5.28	25,000	24,964
Variable Funding Capital Corp. January 16, 2007[1]	5.28	25,000	24,942
Variable Funding Capital Corp. February 01, 2007[1]	5.29	50,000	49,766
Variable Funding Capital Corp. February 05, 2007[1]	5.30	50,000	49,737
Westpac Banking Corp. February 21, 2007[1]	5.30	40,800	40,478
Westpac Trust Securities NZ Ltd. January 08, 2007[1]	5.30	35,500	35,459
			9,246,870

FEDERAL AGENCY DISCOUNT NOTES — 20.25%
Fannie Mae January 03, 2007	5.17	92,000	91,959
Fannie Mae January 10, 2007	5.18	141,825	141,611
Fannie Mae January 22, 2007	5.18	50,000	49,842
Fannie Mae January 24, 2007	5.19	50,000	49,828
Fannie Mae February 01, 2007	5.18	112,300	111,786
Fannie Mae February 09, 2007	5.20	50,000	49,710
Fannie Mae February 16, 2007	5.16	125,000	124,198
Federal Farm Credit Banks January 17, 2007	5.17	50,000	49,878
Federal Farm Credit Banks January 18, 2007	5.18	40,000	39,897
Federal Farm Credit Banks January 22, 2007	5.16	50,000	49,843
Federal Farm Credit Banks February 06, 2007	5.16	25,000	24,868
Federal Home Loan Bank January 05, 2007	5.19	75,000	74,946
Federal Home Loan Bank January 10, 2007	5.20	25,000	24,962
Federal Home Loan Bank January 12, 2007	5.17	50,000	49,914
Federal Home Loan Bank January 17, 2007	5.18	189,350	188,885
Federal Home Loan Bank January 19, 2007	5.22	76,000	75,792
Federal Home Loan Bank January 31, 2007	5.21	105,000	104,524
Federal Home Loan Bank February 21, 2007	5.22	100,000	99,252
Freddie Mac January 02, 2007	5.19	78,792	78,769
Freddie Mac January 09, 2007	5.19	118,100	117,947
Freddie Mac January 23, 2007	5.23	14,800	14,751
Freddie Mac January 25, 2007	5.20	85,700	85,392
Freddie Mac January 30, 2007	5.19	50,000	49,780
Freddie Mac February 07, 2007	5.19	50,000	49,725
Freddie Mac February 26, 2007	5.20	127,600	126,546
International Bank for Reconstruction and Development January 19, 2007	5.16	75,000	74,797
International Bank for Reconstruction and Development January 29, 2007	5.20	78,100	77,774
International Bank for Reconstruction and Development February 12, 2007	5.18	50,000	49,693
International Bank for Reconstruction and Development February 13, 2007	5.18	50,000	49,686
Tennessee Valley Authority January 04, 2007	5.14	50,000	49,972
Tennessee Valley Authority January 11, 2007	5.15	31,000	30,951
Tennessee Valley Authority February 08, 2007	5.17	13,400	13,325
Tennessee Valley Authority February 15, 2007	5.18	100,000	99,343
			2,370,146

CERTIFICATES OF DEPOSIT — 1.92%
Canadian Imperial Bank of Commerce January 17, 2007	5.28	50,000	49,999
Canadian Imperial Bank of Commerce January 18, 2007	5.28	50,000	49,999
Union Bank of California, N.A. January 18, 2007	5.27	75,000	74,999
Union Bank of California, N.A. February 08, 2007	5.28	50,000	49,999
			224,996

Total investment securities (cost: $11,841,603,000)			$11,842,012
Other assets less liabilities			(139,290)

Net assets			$11,702,722

1Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $5,172,755,000, which represented 44.20% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$475
Gross unrealized depreciation on investment securities	(66)
Net unrealized appreciation on investment securities	409
Cost of investment securities for federal income tax purposes	11,841,603

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASH MANAGEMENT TRUST OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: February 28, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 28, 2007